Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018
Current:
Federal	$(3)	$(2)
State	163	169
Total current income taxes	160	167
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$160	$167

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$71	$65
Reserves not deductible until paid	154	133
Net operating loss carryforwards
Federal	1,646	1,737
State	749	704
Federal tax credit	653	556
Business interest expense carryforward	235	-
Other	115	162
Gross deferred tax assets	3,623	3,357
Less valuation allowance	(2,043)	(1,881)
Deferred tax assets net of valuation allowance	$1,580	$1,476

Deferred tax liabilities:
Property and equipment	$(1,517)	$(1,438)
Other	(55)	(30)
Gross deferred tax liabilities	$(1,572)	$(1,468)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018
Loss before income taxes	$(375)	$(3,089)
Less net loss attributable to non-controlling interest in subsidiary	(80)	(2,112)
Loss before income taxes attributable to
Avalon Holdings Corporation common shareholders	(295)	(977)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	(62)	(205)
State income taxes, net of federal income tax benefits	128	135
Change in valuation allowance	162	412
Increase in available federal tax credit	(97)	(80)
Other nondeductible expenses	39	34
Decrease (increase) in net operating loss carryforward:
State	-	(148)
Federal	-	4
Other, net	(10)	15
Total provision for income taxes	$160	$167